Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	£ 2,556	£ 2,407
Total assets	276,958	285,213
Liabilities
Derivative financial instruments	1,543	951
Total liabilities	262,385	270,806
Total
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	8	133
Total assets	8	1,798
Liabilities
Derivative financial instruments	49	1,912
Total liabilities	49	1,912
Off-balance sheet commitments given		2
GBP LIBOR
Assets
Derivative financial instruments		0
Financial assets at amortised cost	7	76
Total assets	7	76
Liabilities
Derivative financial instruments	0	66
Total liabilities	0	66
Off-balance sheet commitments given		2
USD LIBOR
Assets
Derivative financial instruments		1,665
Financial assets at amortised cost	1	57
Total assets	1	1,722
Liabilities
Derivative financial instruments	49	1,846
Total liabilities	£ 49	1,846
Off-balance sheet commitments given		£ 0